Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance at January 1	$ 22,471
Interest expense			$ 6,030
Balance at December 31	1,487	$ 22,471
Less current portion of lease liabilities	(735)	(7,194)
Long-term portion of lease liabilities	752	15,277
Lease Liabilities
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance at January 1	22,471	33,452
Interest expense	1,081	3,754
Payments	(6,282)	(4,321)
Derecognized - discontinued operations (note 6)		(7,549)
Lease modification and other remeasurements	(15,974)	(2,588)
Effect of foreign exchange differences	191	(277)
Balance at December 31	1,487	22,471	$ 33,452
Less current portion of lease liabilities	(735)	(7,194)
Long-term portion of lease liabilities	$ 752	$ 15,277